Debt - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2011 US Revolving Credit Facility [Member]	May 05, 2011 US Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 450.0	$ 275.0
Line of Credit Facility, Amount Outstanding										0
Line of Credit Facility, Maximum Debt to EBITDA Ratio Allowed									4.00
Line of Credit Facility, Debt to EBITDA Ratio, Threshold for Four Consecutive Quarters									3.50
Line of Credit Facility, Additional Basis Points When Debt to EBITDA Ratio is Above Threshold									0.75%
Line of Credit Facility, Minimum EBIT to Interest Expense Ratio Allowed									3.00
Line of Credit Facility, Actual Debt to EBITDA Ratio									2.92
Line of Credit Facility, Actual EBIT to Interest Expense Ratio									4.33
Amount Recognized in Income Due to Inflationary Accounting	$ 0.5	$ 0	$ (1.0)	$ 2.3	$ (2.8)	$ (5.7)	$ (2.8)	$ 25.5